Trade Receivables - Summary of Evolution of the Provision for Doubtful Trade Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at beginning of year	$ 102	$ 125	$ 110
Increases charged to expenses	21	39	149
Decreases charged to income	(7)	(19)	(11)
Applications due to utilization	(7)	(25)	0
Reclassifications	0	0	(78)
Net exchange and translation differences	(29)	(14)	(42)
Result from net monetary position	(4)	(4)	(3)
Balance at end of period	76	102	125
Non current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at beginning of year	95	105	0
Increases charged to expenses	0	10	32
Reclassifications	0	0	78
Net exchange and translation differences	(40)	(20)	(5)
Balance at end of period	$ 55	$ 95	$ 105